LEASES	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Dec. 31, 2025
Leases
LEASES

NOTE 5 – LEASES

Operating leases

The Company has an operating lease agreement for office space in Murrieta, California, expiring on November 30, 2026.

On November 18, 2020, the Company entered into a lease commencing on December 1, 2020, and ending on November 30, 2023, for the office spaces located at 41558 Eastman Drive, Suites B and C, Murrieta, California 92562. The monthly rent was $4,183. Both suites are approximately 2,088 square feet of space. The Company’s principal executive office is located at 41558 Eastman Drive, Suite B, Murrieta, California 92562. Suite C is utilized for testing and research equipment.

On November 14, 2023, the lease for Suite B was extended for 36 months to November 30, 2026. The monthly rental amount for Suite B was $2,501 for the period from December 1, 2023, to November 30, 2024, with an increase to $2,573 for the period from December 1, 2024, to November 30, 2025, and an increase to $2,647 for the period from December 1, 2025, to November 30, 2026.

On January 4, 2024, the lease for Suite C was extended for 34 months to November 30, 2026. The monthly rental amount for Suite C is $2,434 for the period from February 1, 2024, to November 30, 2024, with an increase to $2,506 for the period from December 1, 2024, to November 30, 2025, and an increase to $2,555 for the period from December 1, 2025, to November 30, 2026.

The Company determined the above office space leases and related extensions are classified as operating leases under ASC 842. Therefore, the Company recognized operating lease liabilities with corresponding Right-Of-Use ("ROU") assets based on the present value of the minimum rental payments of such leases.

As the Company’s leases do not provide an implicit interest rate, the lease liability is calculated at lease commencement as the present value of unpaid lease payments using the Company’s estimated incremental borrowing rate. The incremental borrowing rate represents the rate of interest that the Company would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term and is determined using a portfolio approach based on information available at the commencement date of the lease. As of April 30, 2026, the ROU asset was $35,161 and operating lease liabilities were $36,045. The operating lease liabilities consist of a current portion of $36,045 and a non-current portion of $0. The weighted average remaining lease term was 0.58 years and the weighted average discount rate was 4.14%.

Remaining lease term as of April 30, 2026:

Year	Operating Lease Payment
Remainder of fiscal 2026		35,531
Total Payments		$35,531

Lease Not Yet Commenced

In April 2024, the Company entered into a lease agreement for an industrial facility located in Katy, Texas. The lease is subject to completion of landlord construction and build-out prior to commencement. Under the terms of the lease, the commencement date occurs when the leased premises are made available for the Company’s use.

As of April 30, 2026, the landlord’s construction had not been completed, the lease had not commenced, and the Company had not taken possession of the facility. Accordingly, no right-of-use asset or lease liability has been recorded on the Company’s balance sheet as of April 30, 2026.

NOTE 5 – LEASES

Operating leases

The Company has an active operating lease agreement for office space in Murrieta, California, expiring on November 30, 2026.

On November 18, 2020, the Company entered into an operating lease with the landlord, Demarius Holdings, Inc., commencing on December 1, 2020, and ending on November 30, 2023, for the office spaces located at 41558 Eastman Drive, Suites B and C, Murrieta, California 92562. The monthly rent was $4,183. Both suites are approximately 2,088 square feet of space. The Company’s principal executive office is located at 41558 Eastman Drive, Suite B, Murrieta, California 92562. Suite C is utilized for testing and research equipment.

On November 14, 2023, the lease for Suite B was extended for 36 months to November 30, 2026. The monthly rental amount for Suite B is $2,501 for the period from December 1, 2023, to November 30, 2024, with an increase to $2,573 for the period from December 1, 2024, to November 30, 2025, and an increase to $2,647 for the period from December 1, 2025, to November 30, 2026.

On January 4, 2024, the lease for Suite C was extended for 34 months to November 30, 2026. The monthly rental amount for Suite C is $2,434 for the period from February 1, 2024, to November 30, 2024, with an increase to $2,506 for the period from December 1, 2024, to November 30, 2025, and an increase to $2,555 for the period from December 1, 2025, to November 30, 2026.

The Company is typically required to make fixed minimum rent payments relating to its right to use the underlying leased assets. The Company was required to classify such leases as operating leases in accordance with the provisions of ASC 842. Therefore, the Company recognized operating lease liabilities with corresponding Right-Of-Use ("ROU") assets based on the present value of the minimum rental payments of such leases.

As the Company’s leases do not provide an implicit interest rate, the lease liability is calculated at lease commencement as the present value of unpaid lease payments using the Company’s estimated incremental borrowing rate. The incremental borrowing rate represents the rate of interest that the Company would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term and is determined using a portfolio approach based on information available at the commencement date of the lease. As of October 31, 2025, the right-of-use asset was $64,637 and operating lease liabilities were $66,155. The operating lease liabilities consist of a current portion of $60,953 and a non-current portion of $5,202. The weighted average remaining lease term was 1.08 years and the weighted average discount rate was 4.14%.

Operating Cash Flows Related to Leases

Remaining lease term as of October 31, 2025:

Year ended	Operating Lease Payment
October 31, 2026 and beyond	$65,986
Total Payments	$65,986

Lease Not Yet Commenced

In April 2024, the Company entered into a lease agreement for an industrial facility located in Katy, Texas. The lease is subject to completion of landlord construction and build-out prior to commencement. Under the terms of the lease, the commencement date occurs when the leased premises are made available for the Company’s use.

As of October 31, 2025, the landlord’s construction had not been completed, the lease had not commenced, and the Company had not taken possession of the facility. Accordingly, no right-of-use asset or lease liability has been recorded on the Company’s balance sheet as of October 31, 2025.